Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Potentially dilutive securities	15,265,072	10,801,464
Incentive Plan 2014
Earnings per share [line items]
Potentially dilutive securities			13,833,733	9,165,478
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	8,943,320	6,258,291	8,066,461	5,475,476
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	1,908,912	560,967	1,354,432	379,379
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	4,412,840	3,982,206	4,412,840	3,310,623